General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Disclosure Of General And Administrative Expenses [Abstract]
General and Administrative Expenses
11.	GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the Company’s general and administrative expenses during the year ended December  31, 2017 and fifteen months ended December 31, 2016:

	For the year ended December 31,	For the fifteen months ended December 31,
	2017 $	2016 $
Investor relations	63	253
Marketing	565	875
Office and administration	743	741
Professional fees	926	886
Regulatory and filing fees	403	112
Salaries, benefits and directors fees	3,746	2,619
Travel and conferences	799	493
Transaction costs	-	431
Depreciation	51	38
	7,296	6,448